Cover	Jan. 26, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2023
Entity File Number	001-40687
Entity Registrant Name	International Media Acquisition Corp.
Entity Central Index Key	0001846235
Entity Tax Identification Number	86-1627460
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1604 US Highway 130
Entity Address, City or Town	North Brunswick
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08902
City Area Code	212
Local Phone Number	960-3677
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	IMAQ
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	IMAQW
Security Exchange Name	NASDAQ
Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights
Trading Symbol	IMAQR
Security Exchange Name	NASDAQ
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	IMAQU
Security Exchange Name	NASDAQ